Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Disclosure of Detailed Information About Trade and Other Receivables Explanatory
(1)	Details of trade and other receivables as of December 31, 2024 and 2023 are as follows:

(In millions of won)	December 31, 2024
	Gross amount		Loss allowance	Carrying amount
Current assets:
Accounts receivable – trade	₩	2,247,334	(258,028)	1,989,306
Short-term loans		65,767	(562)	65,205
Accounts receivable – other(*)		394,820	(25,628)	369,192
Accrued income		4,242	—	4,242
Guarantee deposits (Other current assets)		119,575	—	119,575

		2,831,738	(284,218)	2,547,520
Non-current assets:
Long-term loans		75,842	(41,396)	34,446
Long-term accounts receivable – other(*)		173,252	—	173,252
Guarantee deposits		155,875	—	155,875
Long-term accounts receivable – trade (Other non-current assets)		11,078	(2)	11,076

		416,047	(41,398)	374,649

	₩	3,247,785	(325,616)	2,922,169

(*)	Gross and carrying amounts of accounts receivable – other as of December 31, 2024 include ₩223,761 million of financial instruments classified as fair value through profit or loss (“FVTPL”).

(In millions of won)	December 31, 2023
	Gross amount		Loss allowance	Carrying amount
Current assets:
Accounts receivable – trade	₩	2,221,266	(242,734)	1,978,532
Short-term loans		78,824	(695)	78,129
Accounts receivable – other(*)		375,748	(31,398)	344,350
Accrued income		4,295	—	4,295
Guarantee deposits (Other current assets)		129,357	—	129,357

		2,809,490	(274,827)	2,534,663
Non-current assets:
Long-term loans		71,847	(41,392)	30,455
Long-term accounts receivable – other(*)		314,409	(1,878)	312,531
Guarantee deposits		157,163	(300)	156,863
Long-term accounts receivable – trade (Other non-current assets)		12,320	(3)	12,317

		555,739	(43,573)	512,166

	₩	3,365,229	(318,400)	3,046,829

(*)	Gross and carrying amounts of accounts receivable – other as of December 31, 2023 include ₩273,945 million of financial instruments classified as fair value through profit or loss (“FVTPL”).

Changes in Loss Allowance on Accounts Receivable - Trade Measured at Amortized Costs
(2)	Changes in the loss allowance on accounts receivable – trade measured at amortized costs for the years ended December 31, 2024 and 2023 are as follows:

	Beginning balance		Impairment	Write-offs(*)	Collection of receivables previously written-off	Ending balance
2024	₩	242,737	49,865	(42,662)	8,090	258,030
2023	₩	234,923	37,906	(40,236)	10,144	242,737

(*)	The Group writes off the trade and other receivables that are determined to be uncollectible due to reasons such as termination of operations or bankruptcy.

Summary of Loss Allowance on Accounts Receivable - Trade
(3)
The Group applies the practical expedient that allows the Group to estimate the loss allowance for accounts receivable – trade at an amount equal to the lifetime expected credit losses. The expected credit losses include the forward-looking information. To make the assessment, the Group uses its historical credit loss experience over the past three years and classifies the accounts receivable – trade by their credit risk characteristics and days overdue. Details of loss allowance on accounts receivable – trade as of December 31, 2024 are as follows:

(In millions of won)
		Less than 6 months		6 months ~ 1 year	1 ~ 3 years	More than 3 years
Telecommunications service revenue	Expected credit loss rate		1.59%	72.27%	89.87%	99.98%
	Gross amount	₩	1,484,657	50,529	146,442	21,898
	Loss allowance		23,652	36,516	131,613	21,893

Other revenue	Expected credit loss rate		3.69%	46.00%	54.77%	99.04%
	Gross amount	₩	523,254	4,091	9,272	18,269
	Loss allowance		19,303	1,882	5,078	18,093